Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Chief Executive Officer [Member]
Schedule of Related Party Transactions
	2015	2014
Beginning Balance as of January 1,	$-	$-
Monies owed	37,500	-
Monies paid	(30,000)	-
Ending Balance as of June 30,	$7,500	$-

Chief Technical Officer [Member]
Schedule of Related Party Transactions
	2015	2014
Beginning Balance as of January 1,	$15,050	$-
Monies owed	224,658	-
Monies paid	(205,217)	-
Ending Balance as of June 30,	$34,491	$-

The Chief Technical Officer is the sole owner of WEBA Technologies, which was paid for products sold to GlyEco, primarily consisting of additive packages for antifreeze.

	2014	2013
Beginning balance as of December 31, 2013	$-	$-
Monies owed	218,195	-
Monies paid	(203,145)	-
Ending balance as of December 31, 2014	$15,050	$-

Former Chief Executive Officer / Director [Member]
Schedule of Related Party Transactions
	2015	2014
Beginning Balance as of January 1,	$62,500	$114,434
Monies owed	9,000	7,679
Monies paid	(69,000)	(22,113)
Ending Balance as of June 30,	$2,500	$100,000